UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04875

Name of Fund: Royce Value Trust, Inc.
Fund Address: 745 Fifth Avenue
                         New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2014

Date of reporting period: 9/30/2014

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 103.0%

Consumer Discretionary – 12.0%
Auto Components - 0.6%
Drew Industries	17,266	$728,453
Fuel Systems Solutions [1]	40,000	356,400
Gentex Corporation	118,205	3,164,348
Selamat Sempurna	7,867,600	2,928,155
Standard Motor Products	14,152	487,253

		7,664,609

Automobiles - 0.9%
Thor Industries [2]	117,320	6,041,980
Winnebago Industries [1]	211,400	4,602,178

		10,644,158

Distributors - 0.3%
Core-Mark Holding Company	8,400	445,536
Weyco Group	97,992	2,460,579

		2,906,115

Diversified Consumer Services - 1.4%
American Public Education [1]	33,100	893,369
Benesse Holdings	40,000	1,312,970
Career Education [1]	20,000	101,600
Collectors Universe	72,300	1,590,600
Lincoln Educational Services	655,800	1,842,798
MegaStudy	15,000	965,174
Regis Corporation [1,2]	233,800	3,731,448
Sotheby’s	138,200	4,936,504
Universal Technical Institute	140,432	1,313,039

		16,687,502

Hotels, Restaurants & Leisure - 0.0%
Ambassadors Group [1]	32,100	118,770
Tropicana Entertainment [1,3]	6,000	100,800

		219,570

Household Durables - 2.9%
De’Longhi	45,000	905,986
Ekornes	80,000	949,453
Ethan Allen Interiors	320,800	7,314,240
Flexsteel Industries	24,800	836,504
Forbo Holding	700	715,251
Garmin	17,562	913,049
Harman International Industries	57,200	5,607,888
Lifetime Brands	54,426	833,262
Mohawk Industries [1,2]	52,600	7,091,532
Natuzzi ADR [1]	2,096,300	4,255,489
NVR [1]	2,600	2,938,052
Stanley Furniture [1,4]	1,012,235	2,839,319

		35,200,025

Internet & Catalog Retail - 0.3%
Blue Nile [1]	60,900	1,738,695
Manutan International	20,000	1,021,303
Takkt	35,000	597,233

		3,357,231

Leisure Products - 1.0%
Beneteau [1]	45,000	718,992
LeapFrog Enterprises Cl. A [1]	50,000	299,500
Nautilus [1]	803,900	9,622,683
Shimano	12,500	1,520,401
Smith & Wesson Holding Corporation [1]	39,300	370,992

		12,532,568

Media - 1.3%
E.W. Scripps Company Cl. A [1]	53,300	869,323
Media Chinese International	7,650,000	2,098,765
Morningstar	84,600	5,744,340
Pico Far East Holdings	6,575,000	1,481,838
RLJ Entertainment [1]	35,600	137,772
SinoMedia Holding	500,000	304,578
Television Broadcasts	308,400	1,834,946
Wiley (John) & Sons Cl. A	48,200	2,704,502

		15,176,064

Multiline Retail - 0.3%
Dollar Tree [1]	17,150	961,600
New World Department Store China	5,777,200	2,008,853

		2,970,453

Specialty Retail - 1.5%
Advance Auto Parts	7,500	977,250
Aeropostale [1]	10,000	32,900
Ascena Retail Group [1]	190,705	2,536,377
Bed Bath & Beyond [1]	12,700	836,041
Finish Line (The) Cl. A	36,400	911,092
Genesco [1]	42,225	3,156,319
I.T	1,127,000	381,721
Lewis Group	250,000	1,251,911
Oriental Watch Holdings	543,000	122,378
Ross Stores	4,730	357,493
Sears Hometown and Outlet Stores [1]	10,400	161,200
Signet Jewelers	8,000	911,280
Stein Mart	167,800	1,938,090
Systemax [1]	194,000	2,419,180
Tilly’s Cl. A [1]	34,100	256,432
TravelCenters of America LLC [1]	62,500	617,500
West Marine [1]	131,100	1,179,900
Wet Seal (The) Cl. A [1]	63,200	33,212

		18,080,276

Textiles, Apparel & Luxury Goods - 1.5%
Asia Brands	117,100	124,935
Crown Crafts	247,241	1,841,945
Culp	55,500	1,007,325
Daphne International Holdings	3,912,800	1,980,373
Grendene	200,000	1,389,031
Huvis Corporation	18,600	215,039
J.G. Boswell Company [3]	2,292	2,422,644
Movado Group	65,181	2,154,884
Pacific Textiles Holdings	750,000	924,358
Stella International Holdings	350,000	908,260
Van de Velde	22,500	1,092,981
Wolverine World Wide [2]	109,600	2,746,576
YGM Trading	771,600	1,689,305

		18,497,656

Total		143,936,227

Consumer Staples – 2.0%
Beverages - 0.0%
Crimson Wine Group [1,3]	11,876	109,853

Food & Staples Retailing - 0.1%
FamilyMart	35,000	1,335,537

Food Products - 1.7%
Alico	49,000	1,866,900
Asian Plantations [1]	58,400	205,918
Cal-Maine Foods	20,848	1,862,352
Farmer Bros. [1]	43,900	1,270,905
Industrias Bachoco ADR	34,100	2,037,134
Lancaster Colony	33,000	2,814,240
Seaboard Corporation [1]	200	534,998
Seneca Foods Cl. A [1]	200,393	5,731,240
Seneca Foods Cl. B [1]	13,840	412,432
Sipef	5,200	344,813
Tootsie Roll Industries	124,135	3,474,538
Waterloo Investment Holdings [1,5]	598,676	227,497

		20,782,967

Personal Products - 0.2%
Nu Skin Enterprises Cl. A	49,700	2,237,991

Total		24,466,348

Diversified Investment Companies – 0.2%
Closed-End Funds - 0.2%
RIT Capital Partners	109,500	2,460,371

Total		2,460,371

Energy – 4.7%
Energy Equipment & Services - 3.7%
Cal Dive International [1]	456,250	442,562
CARBO Ceramics	41,000	2,428,430
Ensign Energy Services	89,000	1,168,972
Helmerich & Payne	38,195	3,738,145
ION Geophysical [1]	361,500	1,008,585
Oceaneering International	4,000	260,680
Oil States International [1]	59,823	3,703,044
Pason Systems	221,200	6,184,001
SEACOR Holdings [1]	109,675	8,203,690
Steel Excel [1,3]	156,880	4,745,620
TGS-NOPEC Geophysical	138,170	3,516,214
Tidewater	88,300	3,446,349
Trican Well Service	65,200	762,641
Unit Corporation [1]	79,400	4,656,810

		44,265,743

Oil, Gas & Consumable Fuels - 1.0%
Cimarex Energy	61,300	7,756,289
Contango Oil & Gas [1]	7,000	232,680
Harvest Natural Resources [1]	13,000	47,710
Resolute Energy [1,2,6]	273,134	1,712,550
World Fuel Services	12,500	499,000
WPX Energy [1]	110,000	2,646,600

		12,894,829

Total		57,160,572

Financials – 16.2%
Banks - 2.1%
Bank of N.T. Butterfield & Son	1,784,161	3,568,322
BCB Holdings [1]	209,426	41,590
Farmers & Merchants Bank of Long
Beach [3]	1,200	7,140,000
Fauquier Bankshares	160,800	2,572,800
First Citizens BancShares Cl. A	30,527	6,613,064
Mechanics Bank [3]	200	4,900,000

		24,835,776

Capital Markets - 7.4%
Affiliated Managers Group [1]	34,700	6,952,492
AllianceBernstein Holding L.P.	142,000	3,693,420
Artisan Partners Asset Management Cl. A	51,300	2,670,165
ASA Gold and Precious Metals	183,601	2,159,148
Ashmore Group	792,500	3,957,065
Aurelius	9,300	332,422
CETIP - Mercados Organizados	430,000	5,322,848
Cowen Group [1]	761,158	2,854,343
Dundee Corporation Cl. A [1]	182,800	2,769,870
Eaton Vance [2]	81,000	3,056,130
Edmond de Rothschild (Suisse)	83	1,321,462
Federated Investors Cl. B	344,890	10,125,970
GAMCO Investors Cl. A	20,200	1,428,948
Jupiter Fund Management	230,000	1,325,906
Lazard Cl. A	105,905	5,369,384
MVC Capital	294,200	3,165,592
Paris Orleans	330,919	7,312,340
Qalaa Holdings [1]	8,799,921	5,329,146
RHJ International [1]	565,000	2,785,273
SEI Investments	241,600	8,736,256
Sprott	590,000	1,496,138
U.S. Global Investors Cl. A	661,751	2,349,216
Value Partners Group	5,103,000	3,739,424
Westwood Holdings Group	23,460	1,329,947

		89,582,905

Consumer Finance - 0.1%
EZCORP Cl. A [1]	181,000	1,793,710

Diversified Financial Services - 1.2%
Banca Finnat Euramerica	1,060,000	629,118
HF2 Financial Management Cl. A [1]	292,300	3,039,920
MarketAxess Holdings	100,000	6,186,000
PICO Holdings [1]	100,400	2,002,980
Sofina	19,000	2,084,943

		13,942,961

Insurance - 2.5%
Alleghany Corporation [1]	6,499	2,717,557
E-L Financial	16,500	10,180,365
Erie Indemnity Cl. A	50,000	3,790,500
Greenlight Capital Re Cl. A [1]	21,061	682,587
Independence Holding Company	349,423	4,643,832
Lancashire Holdings	115,000	1,193,166
Platinum Underwriters Holdings	44,000	2,678,280
Primerica	78,000	3,761,160

		29,647,447

Real Estate Investment Trusts (REITs) - 0.2%
BRT Realty Trust [1]	1,650	12,375
CBS Outdoor Americas	85,000	2,544,900

		2,557,275

Real Estate Management & Development - 2.1%
Altisource Portfolio Solutions [1]	9,000	907,200
Brasil Brokers Participacoes	91,400	123,597
Consolidated-Tomoka Land	59,197	2,904,797
E-House (China) Holdings ADR	105,700	1,006,264
Forestar Group [1]	102,000	1,807,440
Hopefluent Group Holdings	850,000	251,776
Jones Lang LaSalle	4,910	620,329
Kennedy-Wilson Holdings	101,300	2,427,148
Midland Holdings [1]	2,500,000	1,220,242
St. Joe Company (The) [1,2,6]	197,000	3,926,210
Tejon Ranch [1]	342,600	9,606,504
Tejon Ranch (Warrants) [1]	86,336	173,535

		24,975,042

Thrifts & Mortgage Finance - 0.6%
Genworth MI Canada	58,915	1,862,218
PennyMac Financial Services Cl. A [1]	50,000	732,500
Timberland Bancorp [4]	444,200	4,672,984
Vestin Realty Mortgage II [1]	53,557	241,007

		7,508,709

Total		194,843,825

Health Care – 5.8%
Biotechnology - 0.6%
ARIAD Pharmaceuticals [1]	185,250	1,000,350
ArQule [1]	130,000	145,600
Coronado Biosciences [1]	170,000	357,000
Genomic Health [1]	33,000	934,230
Green Cross	7,500	906,183
Myriad Genetics [1,2,6]	85,508	3,298,044
Rigel Pharmaceuticals [1]	63,000	122,220
Synthetic Biologics [1]	50,000	89,000
ZIOPHARM Oncology [1,2,6]	58,000	153,120

		7,005,747

Health Care Equipment & Supplies - 2.2%
Allied Healthcare Products [1]	84,725	169,450
Analogic Corporation	38,135	2,439,115
AngioDynamics [1,2]	67,028	919,624
Atrion Corporation	19,054	5,811,660
bioMerieux	8,500	880,024
Cerus Corporation [1]	290,000	1,162,900
CONMED Corporation	81,500	3,002,460
DENTSPLY International	21,618	985,781
Derma Sciences [1]	25,000	208,250
DiaSorin	32,500	1,219,980
IDEXX Laboratories [1,2,6]	66,411	7,825,208
Invacare Corporation	65,000	767,650
Synergetics USA [1,2]	278,690	950,333
Urologix [1,3]	48,026	4,803

		26,347,238

Health Care Providers & Services - 0.4%
Bio-Reference Laboratories [1,2]	12,000	336,720
Landauer	75,500	2,492,255
MWI Veterinary Supply [1]	10,000	1,484,000

		4,312,975

Health Care Technology - 0.1%
Medidata Solutions [1]	40,000	1,771,600

Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories Cl. A [1]	20,933	2,373,802
PAREXEL International [1]	165,800	10,460,322
PerkinElmer	39,000	1,700,400
Techne Corporation	37,843	3,540,213

		18,074,737

Pharmaceuticals - 1.0%
Adcock Ingram Holdings [1]	28,300	120,948
Biodel [1]	20,100	33,567
Boiron	10,500	877,283
Lannett Company [1]	41,155	1,879,960
Medicines Company (The) [1]	189,283	4,224,797
Recordati	45,000	737,748
Santen Pharmaceutical	20,000	1,119,672
Stallergenes	18,000	1,212,680
Vetoquinol	25,000	1,138,324
Virbac	6,000	1,262,166

		12,607,145

Total		70,119,442

Industrials – 28.7%
Aerospace & Defense - 2.2%
Cubic Corporation	12,354	578,167
Curtiss-Wright	5,550	365,856
Ducommun [1]	117,200	3,212,452
HEICO Corporation	262,938	12,279,205
HEICO Corporation Cl. A	80,808	3,256,562
Hexcel Corporation [1]	47,500	1,885,750
Magellan Aerospace	120,300	1,244,946
Moog Cl. A [1]	25,000	1,710,000
Teledyne Technologies [1]	20,600	1,936,606

		26,469,544

Air Freight & Logistics - 2.4%
Expeditors International of Washington	158,900	6,448,162
Forward Air	209,750	9,403,092
Hub Group Cl. A [1,2]	149,400	6,055,182
UTi Worldwide [1]	635,400	6,754,302

		28,660,738

Building Products - 1.1%
American Woodmark [1]	117,135	4,317,596
Burnham Holdings Cl. B [3]	36,000	658,800
Simpson Manufacturing	275,300	8,024,995

		13,001,391

Commercial Services & Supplies - 2.2%
Brady Corporation Cl. A	95,900	2,151,996
CompX International Cl. A	211,100	2,174,330
Copart [1]	178,360	5,585,344
Heritage-Crystal Clean [1]	88,241	1,311,261
Kaba Holding	2,400	1,116,162
Kimball International Cl. B	286,180	4,307,009
Ritchie Bros. Auctioneers	400,384	8,964,598
UniFirst Corporation	2,700	260,793

		25,871,493

Construction & Engineering - 2.1%
EMCOR Group	149,400	5,970,024
Integrated Electrical Services [1]	677,482	5,589,226
Jacobs Engineering Group [1,2,6]	81,400	3,973,948
KBR	407,900	7,680,757
Sterling Construction [1]	305,671	2,344,497

		25,558,452

Electrical Equipment - 2.6%
Elektrobudowa	20,000	482,095
EnerSys	44,900	2,632,936
Franklin Electric	209,200	7,267,608
Global Power Equipment Group	211,374	3,149,473
GrafTech International [1]	344,838	1,579,358
Powell Industries	108,700	4,441,482
Preformed Line Products	91,600	4,832,816
Regal Beloit	100,000	6,425,000
Vicor [1]	78,100	734,140

		31,544,908

Industrial Conglomerates - 0.9%
Carlisle Companies [2]	30,245	2,431,093
Hopewell Holdings	1,040,000	3,643,084
Raven Industries	192,400	4,694,560

		10,768,737

Machinery - 9.4%
AGCO Corporation	7,800	354,588
Astec Industries	20,000	729,400
Burckhardt Compression Holding	8,400	3,884,571
CB Industrial Product Holding	68,400	102,167
Chen Hsong Holdings	1,159,000	317,929
CIRCOR International	56,372	3,795,527
CLARCOR	92,500	5,834,900
Columbus McKinnon	61,575	1,354,034
Donaldson Company	199,959	8,124,334
Eastern Company (The)	16,000	255,680
Graco [2,6]	116,376	8,493,121
Hurco Companies	45,952	1,730,552
Hyster-Yale Materials Handling Cl. A	7,545	540,373
IDEX Corporation	67,400	4,877,738
John Bean Technologies	176,936	4,977,210
Kennametal	197,300	8,150,463
Lincoln Electric Holdings	46,360	3,205,099
Lindsay Corporation	45,000	3,363,750
Mueller Industries	25,800	736,332
Mueller Water Products Cl. A	33,600	278,208
NN	197,100	5,266,512
Nordson Corporation	24,296	1,848,197
PMFG [1]	388,352	1,941,760
Rational	2,000	594,897
RBC Bearings	47,000	2,664,900
Rotork	18,000	806,846
Semperit AG Holding	38,740	1,785,966
Spirax-Sarco Engineering	19,500	893,367
Sun Hydraulics	67,118	2,522,966
Tecumseh Products [1]	46,700	200,810
Tennant Company	41,900	2,811,071
Timken Company (The)	29,795	1,263,010
Valmont Industries	66,310	8,947,208
WABCO Holdings [1]	43,400	3,947,230
Wabtec Corporation	83,050	6,730,372
Woodward	208,400	9,924,008

		113,255,096

Marine - 0.1%
Kirby Corporation [1,2]	10,100	1,190,285

Professional Services - 3.4%
Acacia Research	47,300	732,204
Advisory Board (The) [1,2]	150,277	7,001,405
CRA International [1]	9,738	247,637
Exponent	12,700	900,176
Heidrick & Struggles International	167,811	3,446,838
Huron Consulting Group [1]	16	976
ICF International [1]	71,256	2,193,972
Insperity	91,000	2,487,940
ManpowerGroup	91,958	6,446,256
On Assignment [1]	350,400	9,408,240
Robert Half International	16,942	830,158
RPX Corporation [1]	30,500	418,765
Towers Watson & Co. Cl. A	69,200	6,885,400
Volt Information Sciences [1]	2,500	22,875

		41,022,842

Road & Rail - 1.5%
Genesee & Wyoming Cl. A [1]	20,000	1,906,200
Landstar System	99,400	7,175,686
Patriot Transportation Holding [1]	212,958	7,223,536
Trancom	8,000	359,243
Universal Truckload Services	78,916	1,913,713

		18,578,378

Trading Companies & Distributors - 0.7%
Aceto Corporation	58,700	1,134,084
Kloeckner & Co [1]	31,300	430,717
MISUMI Group	34,500	1,041,213
MSC Industrial Direct Cl. A [2]	67,323	5,753,423

		8,359,437

Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings [1]	68,400	1,190,160

Total		345,471,461

Information Technology – 20.0%
Communications Equipment - 1.1%
ADTRAN	357,973	7,349,186
Bel Fuse Cl. B	28,126	695,837
Comba Telecom Systems Holdings	1,213,900	548,728
Comtech Telecommunications	47,600	1,768,340
Ellies Holdings [1]	643,300	100,991
EVS Broadcast Equipment	15,000	523,282
Finisar Corporation [1]	109,000	1,812,670
Plantronics	2,111	100,863
UTStarcom Holdings [1]	89,600	274,176

		13,174,073

Electronic Equipment, Instruments & Components - 8.8%
Agilysys [1]	165,125	1,936,916
Anixter International [2]	61,795	5,242,688
Avnet	16,400	680,600
AVX Corporation	44,600	592,288
Benchmark Electronics [1]	254,900	5,661,329
Cognex Corporation [1]	139,600	5,621,692
Coherent [1]	155,416	9,537,880
Dolby Laboratories Cl. A [1]	80,200	3,351,558
Domino Printing Sciences	90,000	891,471
DTS [1]	207,000	5,226,750
FEI Company	86,600	6,531,372
FLIR Systems	262,600	8,229,884
GSI Group [1]	37,000	425,130
Hollysys Automation Technologies [1]	49,482	1,112,850
IPG Photonics [1,2,6]	70,730	4,864,809
Maxwell Technologies [1]	14,977	130,599
National Instruments	251,850	7,789,721
Newport Corporation [1]	536,000	9,497,920
PC Connection	16,301	349,982
Perceptron	357,700	3,501,883
Plexus Corporation [1]	176,100	6,503,373
Richardson Electronics	543,732	5,431,883
Rofin-Sinar Technologies [1]	252,281	5,817,600
Rogers Corporation [1]	57,866	3,168,742
TTM Technologies [1,2]	211,400	1,439,634
Vaisala Cl. A	30,320	800,380
Vishay Precision Group [1]	74,826	1,117,900

		105,456,834

Internet Software & Services - 1.3%
Care.com [1]	267,900	2,183,385
Conversant [1]	137,800	4,719,650
j2 Global	36,000	1,776,960
QuinStreet [1]	560,815	2,327,382
RealNetworks [1]	278,750	1,937,313
Spark Networks [1]	85,200	395,328
Support.com [1]	556,899	1,202,902
United Online [1]	27,571	301,902
Vistaprint [1,2,6]	24,000	1,314,960

		16,159,782

IT Services - 3.0%
Computer Task Group	75,000	832,500
Convergys Corporation	121,000	2,156,220
eClerx Services	35,000	786,310
Fiserv [1]	9,080	586,886
Hackett Group (The)	1,336,596	7,966,112
Innodata [1]	274,461	837,106
ManTech International Cl. A	35,400	954,030
MAXIMUS	179,000	7,183,270
Metrofile Holdings	1,661,228	714,095
NeuStar Cl. A [1]	29,287	727,196
Sapient Corporation [1]	553,102	7,743,428
Sykes Enterprises [1]	152,624	3,049,428
Teradata Corporation [1]	10,500	440,160
Unisys Corporation [1]	94,000	2,200,540

		36,177,281

Semiconductors & Semiconductor Equipment - 3.1%
Amtech Systems [1]	166,000	1,776,200
Brooks Automation	165,600	1,740,456
Cabot Microelectronics [1]	18,244	756,214
CEVA [1]	38,000	510,720
Cirrus Logic [1]	122,000	2,543,700
Diodes [1]	242,250	5,794,620
Entropic Communications [1]	105,000	279,300
Exar Corporation [1]	157,576	1,410,305
Fairchild Semiconductor International [1]	174,000	2,702,220
Integrated Silicon Solution	135,900	1,867,266
Kopin Corporation [1]	192,200	653,480
Lam Research	8,500	634,950
Microsemi Corporation [1]	25,000	635,250
MKS Instruments	137,000	4,573,060
Nanometrics [1]	132,000	1,993,200
Photronics [1]	115,000	925,750
Silicon Image [1]	115,000	579,600
Skyworks Solutions	3,300	191,565
STR Holdings [1]	90,000	130,500
Teradyne	228,000	4,420,920
Tessera Technologies	28,225	750,220
Veeco Instruments [1,2]	80,500	2,813,475

		37,682,971

Software - 1.6%
Actuate Corporation [1]	441,948	1,723,597
American Software Cl. A	204,990	1,808,012
ANSYS [1,2,6]	95,000	7,188,650
Aspen Technology [1]	42,100	1,588,012
Blackbaud	31,400	1,233,706
Computer Modelling Group	20,000	207,867
Envivio [1]	238,000	437,920
ePlus [1]	20,300	1,137,815
Mentor Graphics	21,453	439,679
SeaChange International [1]	353,369	2,459,448
SimCorp	18,000	528,374
TeleNav [1]	24,197	162,120

		18,915,200

Technology Hardware, Storage & Peripherals - 1.1%
Avid Technology [1,3]	38,000	383,800
BlackBerry [1]	8,000	79,520
Diebold	249,100	8,798,212
Intevac [1]	188,800	1,259,296
Silicon Graphics International [1]	124,200	1,146,366
Western Digital [2]	17,690	1,721,591

		13,388,785

Total		240,954,926

Materials – 7.7%
Chemicals - 2.4%
Cabot Corporation	84,609	4,295,599
Fufeng Group	311,300	153,949
Hawkins	86,178	3,098,961
Innospec	94,928	3,407,915
Intrepid Potash [1,2,6]	140,000	2,163,000
KMG Chemicals	71,700	1,167,276
Minerals Technologies	64,223	3,963,201
OM Group	33,405	866,860
Quaker Chemical	44,179	3,167,192
Rockwood Holdings	29,000	2,217,050
Sensient Technologies	6,793	355,614
Stepan Company	6,900	306,222
Umicore	60,000	2,624,745
Valspar Corporation (The)	1,200	94,788
Westlake Chemical	8,140	704,843

		28,587,215

Construction Materials - 1.0%
Ash Grove Cement Cl. B [3]	50,518	10,709,816
Mardin Cimento Sanayii [1]	491,700	1,041,046

		11,750,862

Containers & Packaging - 0.7%
Greif Cl. A	112,344	4,921,790
Mayr-Melnhof Karton	38,000	4,036,457

		8,958,247

Metals & Mining - 3.4%
AuRico Gold	132,000	460,680
Central Steel & Wire [3]	4,862	3,743,740
Exeter Resource [1]	475,000	285,000
Fresnillo	22,500	277,217
Globe Specialty Metals	20,000	363,800
Gold Fields ADR	615,000	2,398,500
Hecla Mining	960,000	2,380,800
IAMGOLD Corporation [1]	510,000	1,407,600
Imdex [1]	1,391,766	852,993
Kirkland Lake Gold [1]	90,000	397,785
Maharashtra Seamless	150,000	779,631
Major Drilling Group International	341,900	2,014,858
Medusa Mining [1]	75,600	55,270
Pan American Silver	225,430	2,475,221
Pretium Resources [1]	196,000	1,023,796
Reliance Steel & Aluminum	154,420	10,562,328
Saracen Mineral Holdings [1]	237,072	74,724
Schnitzer Steel Industries Cl. A	100,000	2,405,000
Sims Metal Management	16,000	157,039
Synalloy Corporation	178,800	3,111,120
Victoria Gold [1]	550,000	61,387
Vista Gold [1]	124,000	50,865
Worthington Industries	148,000	5,508,560

		40,847,914

Paper & Forest Products - 0.2%
Glatfelter	28,400	623,380
Qunxing Paper Holdings [1,5]	3,296,000	42,448
Schweitzer-Mauduit International	31,648	1,307,379

		1,973,207

Total		92,117,445

Telecommunication Services – 0.7%
Wireless Telecommunication Services - 0.7%
Spok Holdings	28,300	368,183
Telephone and Data Systems	338,270	8,104,949

Total		8,473,132

Utilities – 0.1%
Gas Utilities - 0.1%
UGI Corporation	23,250	792,593

Total		792,593

Miscellaneous[7] – 4.9%
Total		59,208,984

TOTAL COMMON STOCKS
(Cost $964,463,285)		1,240,005,326

PREFERRED STOCK – 0.1%
Seneca Foods Conv. [1,5]	50,000	1,287,000

(Cost $724,063)		1,287,000

REPURCHASE AGREEMENT – 1.0%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $12,501,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 10/31/18, valued at
$12,754,781)
(Cost $12,501,000)		12,501,000

TOTAL INVESTMENTS – 104.1%
(Cost $977,688,348)		1,253,793,326

LIABILITIES LESS CASH
AND OTHER ASSETS – (4.1)%		(49,317,062)

NET ASSETS – 100.0%		$1,204,476,264

[1]	Non-income producing.
[2]
All or a portion of these securities were pledged as collateral in connection with the revolving credit agreement at September 30, 2014. Total market value of pledged securities at September 30, 2014, was $80,555,945.

[3]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[4]
At September 30, 2014, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[5]
Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[6]	At September 30, 2014, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $24,456,321.
[7]	Includes securities first acquired in 2014 and less than 1% of net assets.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $979,148,391. At September 30, 2014, net unrealized appreciation for all securities was $274,644,935, consisting of aggregate gross unrealized appreciation of $348,883,982 and aggregate gross unrealized depreciation of $74,239,047. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,204,815,506	$34,919,875	$269,945	$1,240,005,326
Preferred Stocks	–	–	1,287,000	1,287,000
Cash Equivalents	–	12,501,000	–	12,501,000

Level 3 Reconciliation:
			Realized and Unrealized
	Balance as of 12/31/13	Sales	Gain (Loss)	Balance as of 9/30/14
Common Stocks	$131,709	$–	$138,236	$269,945
Preferred Stocks	1,578,555	72,406	(219,149)	1,287,000

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Borrowings:
As of September 30, 2014, the Fund has outstanding borrowings of $45,000,000 with BNP Paribas Prime Brokerage Inc. (BNPP). During the period ended September 30, 2014, the Fund borrowed an average daily balance of $63,168,498. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund will be compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned. The Fund will receive a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the nine months ended September 30, 2014:
	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/13	12/31/13	Purchases	Sales	Gain (Loss)	Income	9/30/14	9/30/14
Stanley Furniture	50,000	$192,000	$2,549,923	–	–	$–	1,012,235	$2,839,319
Timberland Bancorp	444,200	4,273,204	–	–	–	57,746	444,200	4,672,984
		$4,465,204				$57,746		$7,512,303

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: November 24, 2014

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Value Trust, Inc.
Date: November 24, 2014